Subsequent Events (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ / shares in Units, $ in Thousands	Jul. 14, 2021	Apr. 16, 2021	Jun. 26, 2021	Dec. 26, 2020
Total purchase price		$ 39,102
Term loan facility amount		35,000
Interest rate (as a percent)			11.60%	11.60%
OZCO Building Products | Term Loan
Long-term Line of Credit		35,000
Subsequent event | Trust Preferred Securities
Redemption of securities	4,217,837
Subsequent event | Trust Common Securities
Redemption of securities	130,449
Subsequent event | Term Credit Agreement
Term loan facility amount	$ 835,000
Delayed draw term loan facility	200,000
Amount drawn	16,000
Subsequent event | ABL Amendment
Aggregate commitment	$ 250,000
Subsequent event | 6.375% Senior Notes
Interest rate (as a percent)	6.375%
Subsequent event | Junior Subordinated Debentures
Interest rate (as a percent)	11.60%
Subsequent event | OZCO Building Products
Total purchase price		911,300,000
Subsequent event | OZCO Building Products | Term Loan
Long-term Line of Credit		$ 28,280,000
Class B common stock | Subsequent event | OZCO Building Products
Number of founder shares issued, consideration	2,828,000
Acquisition value per share	$ 10.00